Summary of Shares Held as Treasury Stock and Related Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Number of Treasury Shares	15,073	15,440	12,829
Treasury Shares Cost	$ 326,996	$ 287,301	$ 225,034